CONSOLIDATED STATEMENTS OF CASH FLOWS (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income/(loss)	€ 2,710	€ 4,077	€ (4,525)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Write-down of inventory	337	375	19
Unrealized foreign exchange gain/(loss)	(48)	8	(223)
Depreciation and amortization	1,320	1,323	1,300
Stock based compensation	1,666	1,523	1,386
(Gain)/loss on fixed asset disposal	(14)	24	2
Allowance for doubtful accounts		27
Release of allowance for doubtful accounts		(251)	(684)
Provision for income taxes	580	397
Loss on marketable securities			2
Changes in operating assets and liabilities:
Accounts receivable	(1,281)	(499)	(2,603)
Inventories	(919)	(1,188)	(663)
Prepaid expenses and other current and noncurrent assets	42	890	524
Accounts payable and other accrued expenses and deferred revenues	(648)	(82)	363
Termination indemnities	(134)	(91)	(54)
Deferred Revenues	(1,210)	1,704
Net cash provided by/(used in) operating activities	2,401	8,237	(5,156)
Cash Flows From Investing Activities:
Capital expenditures	(718)	(205)	(245)
Proceeds from sale of equipment	62
Intangible assets expenditures			(3)
Sales of marketable securities	263		262
Acquisition of Crinos assets			(4,000)
Net cash used in investing activities	(393)	(205)	(3,986)
Cash Flows From Financing Activities:
Proceeds from stock option exercises, net	77
Repayments of long-term debt	(808)	(649)	(1,108)
Principal payment of capital lease obligation	(70)	(67)	(65)
Net cash used in financing activities	(801)	(716)	(1,173)
Increase/(Decrease) in cash and cash equivalents	1,207	7,316	(10,315)
Effect of exchange rate on cash and cash equivalents	41	34	216
Cash and cash equivalents, beginning of period	8,742	1,392	11,491
Cash and cash equivalents, end of period	9,990	8,742	1,392
Supplemental disclosure of cash flow information:
Cash paid for interest	66	78	143
Cash paid for income taxes	375
Supplemental disclosure of non cash investing and financing activities:
Offset noncash assets and liabilities with Crinos and Sirton		€ 332	€ 744